STATEMENTS OF CONDENSED CONSOLIDATED AND COMBINED CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 46,618	$ (32,497)	$ (47,076)	$ (33,040)	$ (14,437)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation, depletion and amortization	59,367	41,788	81,350	55,890	14,988
Accretion of asset retirement obligations	305	198	407	354	309
Impairment of proved oil and gas properties				9,312	24,721
Dry hole expense and impairments of unproved properties	10,663	62	3,051	11,780	208
Amortization of debt issuance cost	1,277	228	479	711
(Gain) loss on derivative instruments	(77,407)	12,364	26,771	(13,854)	(6,514)
Cash settlements on derivative instruments	1,093	5,898	4,975	11,517	(2,712)
Accretion of senior note discount	105
Deferred income tax expense (benefit)	26,893	230	(5,575)	604	(189)
Debt extinguishment expense	(11)	358	1,667
Amortization of equity awards	1,803		68
Gain (loss) on sale of properties			43
Changes in operating assets and liabilities:
Decrease (increase) in accounts receivable	(22,307)	(3,876)	(16,300)	15,421	(19,416)
Decrease (increase) in prepaid expenses			(448)	165	(336)
Decrease (increase) in prepaid expenses and other current assets	(1,760)	2,390
Decrease (increase) in inventories				108	450
(Decrease) increase in accounts payable and accrued liabilities	25,395	(9,830)	(27,150)	(8,872)	28,588
Net cash flow provided by operating activities	72,034	17,313	22,262	50,096	25,660
Cash flows from investing activities:
Acquisitions of oil and gas properties	(547,389)	(4,228)	(436,072)	(165,836)
Additions to oil and gas properties	(211,264)	(73,375)	(125,837)	(253,922)	(128,667)
Additions to and acquisitions of other property and equipment	(6,189)	(2,827)	(5,403)	(23,653)	(300)
Sales of other property and equipment			102	22
Change in restricted cash	135	(86)	(335)	(250)
Net cash used in investing activities	(764,707)	(80,516)	(567,545)	(443,639)	(128,967)
Cash flows from financing activities:
Advances on revolving credit facilities	161,500	89,000	383,450	153,400	67,400
Payments on revolving credit facilities	(258,250)	(101,000)	(378,700)	(63,500)	(50,300)
Debt issuance cost	(10,756)	(480)	(3,607)	(875)	(57)
Termination of second lien		(225)	(225)
Proceeds from initial public offering			412,500
Proceeds from senior notes offering	347,354
Proceeds from the issuance of preferred stock	435,000
Predecessor contributions		13,280	13,280	125,098	97,546
Proceeds from the issuance of common stock	34,457
Previous owner contributions		25,000	97,000	208,376
Contributions from previous owners at inception of common control				1,982
Net cash provided by financing activities	704,191	25,575	505,272	424,481	114,589
Net change in cash and cash equivalents	11,518	(37,628)	(40,011)	30,938	11,282
Cash and cash equivalents, beginning of period	3,115	43,126	43,126	12,188	906
Cash and cash equivalents, end of period	14,633	$ 5,498	3,115	$ 43,126	$ 12,188
Initial Public Offering
Cash flows from financing activities:
Cost incurred in conjunction with stock issuance	(601)		$ (18,426)
Common Stock
Cash flows from financing activities:
Cost incurred in conjunction with stock issuance	(2,097)
Preferred Shares
Cash flows from financing activities:
Cost incurred in conjunction with stock issuance	$ (2,416)